Acquisition - Allocation of Purchased Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013 Children's Choice Learning Centers [Member]	Jul. 22, 2013 Children's Choice Learning Centers [Member]
Loans At Acquisition Date [Line Items]
Accounts receivable						$ 981
Prepaids and other assets						334
Fixed assets						5,637
Intangible assets, primarily customer relationships						12,800
Goodwill	1,097,447	997,344	947,371	887,895	38,800	38,818
Total assets acquired						58,570
Accounts payable and accrued expenses						(3,441)
Deferred revenue and parent deposits						(885)
Total liabilities assumed						(4,326)
Purchase price						$ 54,244